Employee Benefits - Schedule of Employee Turnover, Disability and Early Retirement Rates (Details)	Dec. 31, 2024	Dec. 31, 2023
From 0 to less than 5 [Member]
Schedule of Employee Turnover, Disability and Early Retirement Rates [Line Items]
Employee turnover	20.56%	22.27%
From 5 to less than 10 [Member]
Schedule of Employee Turnover, Disability and Early Retirement Rates [Line Items]
Employee turnover	10.01%	10.84%
From 10 to less than 15 [Member]
Schedule of Employee Turnover, Disability and Early Retirement Rates [Line Items]
Employee turnover	5.89%	6.38%
From 15 to less than 20 [Member]
Schedule of Employee Turnover, Disability and Early Retirement Rates [Line Items]
Employee turnover	4.39%	4.76%
From 20 to less than 25 [Member]
Schedule of Employee Turnover, Disability and Early Retirement Rates [Line Items]
Employee turnover	3.37%	3.65%
25 and more [Member]
Schedule of Employee Turnover, Disability and Early Retirement Rates [Line Items]
Employee turnover	2.54%	2.76%